Post-Retirement and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Unrealized gain (loss) on defined benefit pension plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 27
2014	32
2015	25
2016	30
2017	36
From 2018 to 2022	203
Other Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	3
2014	5
2015	11
2016	4
2017	4
From 2018 to 2022	$ 29